SHARE BASED COMPENSATION - Share Unit Plans - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020 EquityInstruments shares	Dec. 31, 2019 EquityInstruments shares
SHARE BASED COMPENSATION
Vesting period	3 years
Performance Share Units (PSUs)
SHARE BASED COMPENSATION
Vesting period	3 years
Outstanding, beginning of year	2,193	2,197
Granted	1,232	1,212
Redeemed for cash | shares	(1,086)	(1,210)
Forfeited/expired | shares	(54)	(6)
Outstanding, end of year	2,285	2,193
Performance Share Units (PSUs) | Minimum
SHARE BASED COMPENSATION
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
SHARE BASED COMPENSATION
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
SHARE BASED COMPENSATION
Vesting period	3 years
Outstanding, beginning of year	13,602	14,592
Granted	6,567	4,861
Redeemed for cash | shares	(4,707)	(5,577)
Forfeited/expired | shares	(367)	(274)
Outstanding, end of year	15,095	13,602
Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
Outstanding, beginning of year	1,287	1,305
Granted	289	200
Redeemed for cash | shares	(191)	(217)
Forfeited/expired | shares		(1)
Outstanding, end of year	1,385	1,287
Director | Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
First increments of share price receivable by executives at the time of vesting	50.00%
Second increments of share price receivable by executives at the time of vesting	100.00%
Executive Officer | Deferred Share Units (DSUs)
SHARE BASED COMPENSATION
First increments of share price receivable by executives at the time of vesting	25.00%
Second increments of share price receivable by executives at the time of vesting	50.00%
Third increments of share price receivable by executives at the time of vesting	75.00%
Fourth increments of share price receivable by executives at the time of vesting	100.00%